Subsequent Events (Details) - $ / shares									1 Months Ended
	Mar. 25, 2024	Mar. 24, 2024	Mar. 23, 2024	Mar. 22, 2024	Mar. 19, 2024	Mar. 14, 2023	Mar. 15, 2022	Mar. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Subsequent Events
Special dividend						$ 0.37	$ 0.25	$ 0.25
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted									535,955	497,956	525,595
Subsequent Events | ADSs
Subsequent Events
Special dividend					$ 0.62
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted				743,366
Subsequent Events | 2024 Share Incentive Plan
Subsequent Events
Exercise price				$ 21.88
options vested	34.00%	33.00%	33.00%
Subsequent Events | 2024 Share Incentive Plan | Options | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Options granted				916,200
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted				1,205,483
Value				$ 0